Capital - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions								1 Months Ended	3 Months Ended
	Feb. 04, 2020 € / shares shares	Oct. 15, 2019 EUR (€) € / shares shares	Oct. 15, 2019 USD ($) $ / shares shares	Oct. 11, 2019 EUR (€) shares	Oct. 11, 2019 USD ($) shares	Apr. 08, 2019 EUR (€) € / shares shares	Apr. 08, 2019 USD ($) $ / shares shares	Feb. 29, 2020 EUR (€)	Mar. 31, 2020 EUR (€)	Dec. 31, 2019 € / shares shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of classes of share capital [line items]
Number of share authorised										47,028,510
Number of share issued										47,028,510
Par value per share | € / shares										€ 0.10
Number of shares issued during period shares										3,976,271
Exchange rate	1.0999
Proceeds from offering of shares		€ 130.7	$ 143.0	€ 130.7	$ 143.0	€ 72.1	$ 81.0
Common Shares [member]
Disclosure of classes of share capital [line items]
Number of share issued										47,028.510	30,157.777	24,990.822	24,648.828
Number of shares issued during period shares		1,368,667	1,368,667	7,914,622	7,914,622
Issuances relating to underwritten global offering	7,500,000	9,484,066	9,484,066			6,000,000	6,000,000
Shares issued	2,964,419	1,368,667	1,368,667	9,484,066	9,484,066
Share offering price | € / shares	€ 18.63
Proceeds from offering of shares | €								€ 136.4	€ 136.4
American depositary receipts [member] | Common Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued during period shares		2,737,334	2,737,334	15,829,244	15,829,244
Share offering price | $ / shares			$ 6.59
Exchange rate		1.0945	1.0945	1.0945	1.0945	1.1233	1.1233
Public offering [member] | American Depositary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period shares		15,829,244	15,829,244			4,895,000	4,895,000
Public offering [member] | Common Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued during period shares		7,914,622	7,914,622			2,447,500	2,447,500
Public offering [member] | American depositary receipts [member] | Common Shares [member]
Disclosure of classes of share capital [line items]
Share offering price | $ / shares			$ 6.59				$ 6.75
Concurrent private placement [member] | Common Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued during period shares		1,569,444	1,569,444			3,552,500	3,552,500
Share offering price | € / shares		€ 12.04				€ 12.02